SHAREHOLDERS' EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 16, 2014	May 31, 2013	Feb. 28, 2010
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues		$ 21,920
Stock Issued During Period Value New Issues One		35,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 9 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,425
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1,158
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,878
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	903
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		3,125,000
Stock Issued During Period, Value, New Issues		28
Stock Issued During Period Shares New Issues One		2,300,000	2,300,000
Stock Issued During Period Value New Issues One		6	35,334
Incentive Option Plan 2010 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	292,531					2,118,531
Incentive Option Plan 2010 [Member] | Employees And Officers [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				604,845
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares				372,345
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,125,000
Stock Issued During Period, Value, New Issues					$ 21,920
Debt Conversion, Converted Instrument, Shares Issued					123,553
Number of Warrants Exercised					120,255
Common Shares Issued, Warrants Exercised					85,192
Maximum [Member] | Incentive Option Plan 2010 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Minimum [Member] | Incentive Option Plan 2010 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years